GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of movement of goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of movement of goodwill [Line Items]
Opening balance	$ 2,209,576	$ 2,294,072	$ 2,672,550
Increase (decrease) due to exchange rate differences	(480,601)	(84,496)	(377,125)
Impairment loss	(1,728,975)
Transfer from Multiplus S.A. (see nota 1)
Adjustment IAS 29, hyperinflation Argentina			335
Others			(1,688)
Closing balance		2,209,576	2,294,072
Air Transport [Member]
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of movement of goodwill [Line Items]
Opening balance	2,209,576	1,845,136	2,146,692
Increase (decrease) due to exchange rate differences	(480,601)	(67,133)	(300,203)
Impairment loss	(1,728,975)
Transfer from Multiplus S.A. (see nota 1)		431,573
Adjustment IAS 29, hyperinflation Argentina			335
Others			(1,688)
Closing balance		2,209,576	1,845,136
Coalition and loyalty program Multiplus [Member]
GOODWILL AND INTANGIBLE ASSETS OF INDEFINITE USEFUL LIFE (Details) - Schedule of movement of goodwill [Line Items]
Opening balance		448,936	525,858
Increase (decrease) due to exchange rate differences		(17,363)	(76,922)
Impairment loss
Transfer from Multiplus S.A. (see nota 1)		(431,573)
Adjustment IAS 29, hyperinflation Argentina
Others
Closing balance			$ 448,936